EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2015-A
Monthly Servicer's Statement
for the month ended April 30, 2016
Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	64.97%
From	01-Apr-16	15-Apr-16	16-May-16	Floating Allocation Percentage at Month-End	34.94%
To	30-Apr-16	16-May-16
Days	31

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2015-A balances were:		Payment Date	Period	Period
		1/16/2018	7/1/2017	No
Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$211,140,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$1,346,533.34
Series Nominal Liquidation Amount	1,112,486,533.34

Required Participation Amount	$1,112,486,533.34		Accumulation Account
Excess Receivables	$1,991,660,426.04		Beginning	-
			Payout	-
Total Collateral	3,104,146,959.39		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	344.91%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		A1 Days	31
	Total Pool		A1 LIBOR	0.432750%
Beginning Gross Principal Pool Balance	$5,465,162,011.21		A1 Applicable Margin	0.400000%
Total Principal Collections	$(1,996,074,498.99)			0.832750%
Investment in New Receivables	$1,913,598,722.91				1.07%
Receivables Added for Additional Accounts	$0.00		A2 Days	30
Repurchases	$(44,610,365.21)		A2 Fixed Rate	1.440000%
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	$(554,441,395.75)			Actual	Per $1000
Less Servicing Adjustment	$(5,883,592.29)		Interest A1	394,399.65	0.39
Ending Balance	$4,777,750,881.88		Principal A1	-	$0.00

SAP for Next Period	64.97%				0.39

Average Receivable Balance	$4,836,190,002.79			Actual	Per $1000
Monthly Payment Rate	41.27%		Interest A2	420,000.00	0.42
			Principal A2	-	$0.00
Interest Collections
During the past collection period, the following activity occurred:					0.42

	NMOTR		Total Due Investors	814,399.65	1.050838%
	Total Pool		Servicing Fee	$925,950.00
Total Interest Collections	$12,165,605.01		Excess Cash Flow	1,021,389.80
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$12,165,605.01
			Reserve Account

			Required Balance	$4,500,000.00
			Current Balance	$4,500,000.00
			Deficit/(Excess)	$-